Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We maintain a cyber risk management program to identify, assess, manage, mitigate, and respond to cybersecurity threats. This program is a critical component of our overall risk management program as we recognize that cybersecurity risks may have significant operational, financial, and reputational impacts on us. We have adopted an Enterprise Risk Management (ERM) process where our board of directors is responsible for overseeing our risk management efforts. Our cybersecurity team is tasked with (i) establishing cybersecurity policies and frameworks, as well as defining roles and responsibilities and setting goals to implement such policies and frameworks; (ii) identifying and alerting respective business and functional units of emerging cybersecurity issues and changing regulatory and risk scenarios; (iii) facilitating and monitoring the implementation of effective cybersecurity risk management practices by business and functional units; (iv) providing guidance and training on specialized aspects of risk management to relevant business and functional units; and (v) sharing relevant risk information with our ERM team. We have also developed and integrated certain mitigation measures and programs into our overall risk management framework, including robust security protocols, regular system updates, employee training, and incident response plans.
Our cybersecurity policies and frameworks, which we review on a yearly basis, are designed to address the relevant laws and regulatory oversight of the countries in which we operate. Recognizing the complexity and evolving nature of cybersecurity threats, cybersecurity risks related to our business and technical operations are identified and addressed through a multi-faceted approach that includes third-party assessments, internal information technology (IT) audits, and internal IT security compliance reviews, which are then subject to internal and external audits. We also share and receive threat intelligence from government agencies, information sharing and analysis centers, and cybersecurity associations. We assess potential cybersecurity threats and vulnerabilities in terms of their likelihood and potential impact. To make such assessments, our ERM team and cybersecurity team closely collaborate with our data privacy, IT, operations, legal, and finance teams.
We rely significantly on our third-party service providers, joint ventures, and other partners to maintain our platform. Therefore, cybersecurity incident at a third-party service provider or partner could materially adversely impact us, as well as driver-partners, merchant-partners, and users of our platform. We assess the cybersecurity controls of our third-party service providers and partners through a cybersecurity questionnaire and contractually require these providers and partners to adhere to certain cybersecurity and data privacy standards. We also require our third-party service providers and partners to promptly report their cybersecurity incidents to us so that we can assess the impact of such incidents on us. Additionally, we conduct a periodic reassessment based on the risk profiles of our third-party service providers and partners to strengthen our security posture.
We have, from time to time, experienced threats to our data and systems, including malware and computer virus attacks. Although such risks have not materially affected us, and despite our proactive and extensive efforts to manage cybersecurity risks, we may not be successful in preventing or mitigating a cybersecurity incident that could have a material adverse effect on us. For more information about the cybersecurity risks we face, refer to “Item 3. Key Information—D. Risk Factors” (and in particular the risk factors headed “Security, privacy, or data breaches involving sensitive, personal or confidential information could also expose us to liability under various laws and regulations across jurisdictions, decrease trust in our platform, and increase the risk of litigation and governmental investigation” and “The proper uninterrupted functioning of our highly complex technology platform is essential to our business”).
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have adopted an Enterprise Risk Management (ERM) process where our board of directors is responsible for overseeing our risk management efforts. Our cybersecurity team is tasked with (i) establishing cybersecurity policies and frameworks, as well as defining roles and responsibilities and setting goals to implement such policies and frameworks; (ii) identifying and alerting respective business and functional units of emerging cybersecurity issues and changing regulatory and risk scenarios; (iii) facilitating and monitoring the implementation of effective cybersecurity risk management practices by business and functional units; (iv) providing guidance and training on specialized aspects of risk management to relevant business and functional units; and (v) sharing relevant risk information with our ERM team. We have also developed and integrated certain mitigation measures and programs into our overall risk management framework, including robust security protocols, regular system updates, employee training, and incident response plans.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our board of directors, assisted by the Audit Committee, oversees the management of our cybersecurity risk. The Audit Committee, in particular, receives regular briefings—typically every quarter—from our management on our cybersecurity and information security posture, top cybersecurity risks, and the progress of cybersecurity risk reduction initiatives. At the management level, our Chief Financial Officer, Chief Technology Officer, head of Cybersecurity, and General Counsel are primarily responsible for assessing and managing material cybersecurity risks and incidents. They meet regularly to review cybersecurity performance metrics, identify top cybersecurity risks, and evaluate the status of cybersecurity projects and initiatives.
Our cybersecurity team conducts periodic structured risk and compliance assessments based on a prioritized scope of cybersecurity policies and mandates from regulatory bodies, as well as ad-hoc assessments for risk acceptance requests. The assessments and results are documented with a risk register and then reported to the Audit Committee.
Two members of our board of directors have served as chief executive officer, chief financial officer, and/or board member at other companies and have experience overseeing or being involved in cybersecurity risk management. The current head of Cybersecurity is a highly experienced senior member of the existing Cybersecurity management team, possessing over 15 years of expertise in leading teams focused on cybersecurity risk management, application security, and the development of comprehensive cybersecurity strategies. Our Chief Technology Officer has served in various roles on our technology team since 2012 and is therefore familiar with the cybersecurity risks that we face and the necessary safeguards that we must implement in response.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee, in particular, receives regular briefings—typically every quarter—from our management on our cybersecurity and information security posture, top cybersecurity risks, and the progress of cybersecurity risk reduction initiatives. At the management level, our Chief Financial Officer, Chief Technology Officer, head of Cybersecurity, and General Counsel are primarily responsible for assessing and managing material cybersecurity risks and incidents.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee, in particular, receives regular briefings—typically every quarter—from our management on our cybersecurity and information security posture, top cybersecurity risks, and the progress of cybersecurity risk reduction initiatives. At the management level, our Chief Financial Officer, Chief Technology Officer, head of Cybersecurity, and General Counsel are primarily responsible for assessing and managing material cybersecurity risks and incidents. They meet regularly to review cybersecurity performance metrics, identify top cybersecurity risks, and evaluate the status of cybersecurity projects and initiatives.
Cybersecurity Risk Role of Management [Text Block]	At the management level, our Chief Financial Officer, Chief Technology Officer, head of Cybersecurity, and General Counsel are primarily responsible for assessing and managing material cybersecurity risks and incidents. They meet regularly to review cybersecurity performance metrics, identify top cybersecurity risks, and evaluate the status of cybersecurity projects and initiatives.Our cybersecurity team conducts periodic structured risk and compliance assessments based on a prioritized scope of cybersecurity policies and mandates from regulatory bodies, as well as ad-hoc assessments for risk acceptance requests. The assessments and results are documented with a risk register and then reported to the Audit Committee.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	board of directors, assisted by the Audit Committee, oversees the management of our cybersecurity risk. The Audit Committee, in particular, receives regular briefings—typically every quarter—from our management on our cybersecurity and information security posture, top cybersecurity risks, and the progress of cybersecurity risk reduction initiatives.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Two members of our board of directors have served as chief executive officer, chief financial officer, and/or board member at other companies and have experience overseeing or being involved in cybersecurity risk management. The current head of Cybersecurity is a highly experienced senior member of the existing Cybersecurity management team, possessing over 15 years of expertise in leading teams focused on cybersecurity risk management, application security, and the development of comprehensive cybersecurity strategies. Our Chief Technology Officer has served in various roles on our technology team since 2012 and is therefore familiar with the cybersecurity risks that we face and the necessary safeguards that we must implement in response
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity team conducts periodic structured risk and compliance assessments based on a prioritized scope of cybersecurity policies and mandates from regulatory bodies, as well as ad-hoc assessments for risk acceptance requests. The assessments and results are documented with a risk register and then reported to the Audit Committee.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true